Liability related to sales of future royalties and sales milestones, net (Tables)	9 Months Ended
Sep. 30, 2023
Investments, Debt and Equity Securities [Abstract]
Liability Related Debt Arising Financial Agreement
Changes to the Blackstone Collaboration Agreement liability related to future royalties and sales milestones are as follows:

Amount in thousands
Balance at December 31, 2021	$47,016
Proceeds from Blackstone Development Payments received	70,000
Interest expense accrued on liability related to future royalties and sales milestones, net	8,005
Cumulative catch-up adjustment	879
Balance at December 31, 2022	$125,900
Interest expense accrued on liability related to future royalties and sales milestones, net	14,878
Balance at September 30, 2023	$140,778